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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: _September 30, 2006

Check here if Amendment [ ];   Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MD Sass Associates, Inc.
Address: 1185 Avenue of the Americas,
18th Floor,
New York, NY  10036

Form 13F File Number: 28- 12005
                      ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher J. Dunn
Title:   Senior Vice President
Phone: (212) 843-8956

Signature, Place, and Date of Signing:

 /s/ Christopher J. Dunn,            New York, New York,      November 13, 2006
 ------------------------            -------------------      -----------------
       [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:        13,225,221
Form 13F Information Table Value Total:           505,549
                                               ----------
                                               (thousands)
List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


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                           FORM 13F INFORMATION TABLE


                                 TITLE
                                  OF                VALUE    SHARES/  SH/   PUT/  INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER            CLASS     CUSIP   (X$1000)  PRN AMT  PRN   CALL  DSCRETN   MANAGERS  SOLE      SHARED     NONE
------------------------------   ------  ---------  -------  -------- ---   ----  -------   -------- -------   --------  --------
BJ SVCS CO                       COMMON  055482103     904     30000   SH         SOLE                 8600      0        21400
BAKER HUGHES INC                 COMMON  057224107   10131    148550   SH         SOLE               135150      0        13400
BED BATH & BEYOND INC            COMMON  075896100   22048    576275   SH         SOLE               524175      0        52100
CHICOS FAS INC                   COMMON  168615102    9318    432800   SH         SOLE               393900      0        38900
CITIGROUP INC                    COMMON  172967101   20023    403126   SH         SOLE               367038      0        36088
COPART INC                       COMMON  217204106   15070    534600   SH         SOLE               484000      0        50600
DIAMOND OFFSHORE DRILLING        COMMON  25271C102    9669    133600   SH         SOLE               121650      0        11950
EDWARDS AG INC                   COMMON  281760108   15132    284000   SH         SOLE               258650      0        25350
FIDELITY NATL TITLE GROUP        COMMON  31620R105   10130    483300   SH         SOLE               439900      0        43400
GENERAL ELEC CO                  COMMON  369604103   21476    608380   SH         SOLE               551930      0        56450
GETTY IMAGES INC                 COMMON  374276103   15426    310500   SH         SOLE               303800      0         6700
HARLEY DAVIDSON INC              COMMON  412822108   16570    264064   SH         SOLE               240764      0        23300
HILTON HOTELS CORP               COMMON  432848109   24305    872700   SH         SOLE               794200      0        78500
INTEL CORP                       COMMON  458140100   16813    817368   SH         SOLE               745768      0        71600
J P MORGAN CHASE & CO            COMMON  46625H100   22464    478355   SH         SOLE               435298      0        43057
JOHNSON & JOHNSON                COMMON  478160104   18639    287016   SH         SOLE               263336      0        23680
JOY GLOBAL INC                   COMMON  481165108   17494    465650   SH         SOLE               423650      0        42000
MSC INDL DIRECT INC              COMMON  553530106   22097    542400   SH         SOLE               492650      0        49750
METLIFE INC                      COMMON  59156R108   22185    391400   SH         SOLE               356300      0        35100
NORDSON CORP                     COMMON  655663102   14628    366980   SH         SOLE               331080      0        35900
PEABODY ENERGY CORP              COMMON  704549104    9714    264100   SH         SOLE               240350      0        23750
PFIZER INC                       COMMON  717081103   19470    686513   SH         SOLE               625513      0        61000
PRICE T ROWE GROUP INC           COMMON  74144T108   13575    283700   SH         SOLE               258200      0        25500
PROGRESSIVE CORP OHIO            COMMON  743315103   21847    890250   SH         SOLE               810350      0        79900
SEI INVESTMENTS CO               COMMON  784117103   14972    266450   SH         SOLE               242650      0        23800
SPRINT NEXTEL CORP               COMMON  852061100   15448    900754   SH         SOLE               820872      0        79882
STARWOOD HOTELS&RESORTS W        COMMON  85590A401   23571    412150   SH         SOLE               375050      0        37100
SUPERIOR ENERGY SVCS INC         COMMON  868157108    7245    275900   SH         SOLE               251300      0        24600
3M CO                            COMMON  88579Y101   22293    299550   SH         SOLE               272600      0        26950
TRANSOCEAN INC                   COMMON  G90078109   12423    169650   SH         SOLE               154450      0        15200
UBS AG                           COMMON  H89231338   20471    345150   SH         SOLE               312250      0        32900

TOTAL VALUE (X$1000):                505549
TOTAL SHARES PRN/AMT:              13225231

TOTAL SOLE SHARES/PRN AMT:         12035424
TOTAL SHARED SHARES/PRN AMT:              0
TOTAL NONE SHARES/PRN AMT:          1189807

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